SHAREHOLDERS' EQUITY (Details)	3 Months Ended	6 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Jun. 30, 2021 Vote $ / shares shares	Jan. 21, 2021 shares	Dec. 02, 2020 shares
Shareholders' Equity [Abstract]
Preference shares, shares authorized (in shares)	1,000,000	1,000,000
Preference shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Stock conversion basis of Class B to Class A common stock at time of initial Business Combination		1
As-converted percentage for Class A common stock after conversion of Class B shares		20.00%
Redeemable Class A Ordinary Shares [Member]
Shareholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1	1
Ordinary shares, shares issued (in shares)	3,127,723	3,226,103
Ordinary shares, shares outstanding (in shares)	3,127,723	3,226,103
Class A ordinary shares, shares subject to possible redemption (in shares)	26,872,277	26,773,897
Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1	1
Ordinary shares, shares issued (in shares)	7,906,250	7,500,000	7,500,000
Ordinary shares, shares outstanding (in shares)	7,906,250	7,500,000	7,500,000
Sponsor [Member] | Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Equity [Abstract]
Ordinary shares, shares outstanding (in shares)				7,906,250